CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest income
Loans, including fees	$ 11,254	$ 11,996
Mortgage-backed securities	94	110
Other securities	18	25
Interest-bearing deposits and other	268	258
Total interest income	11,634	12,389
Interest expense
Deposits	1,058	1,190
Borrowings	302	238
Total interest expense	1,360	1,428
Net interest income	10,274	10,961
Provision for loan losses	15	343
Net interest income after provision for loan losses	10,259	10,618
Non-interest income
Net gains on sales of loans	51	28
Earnings on bank-owned life insurance	93	93
Net gain on sales of REO	120	207
Valuation adjustment for REO	(151)	(87)
Other	274	273
Total non-interest income	387	514
Non-interest expense
Employee compensation and benefits	5,319	4,859
Occupancy and equipment	669	610
Legal fees	145	94
Outside service fees	75	198
Data processing	397	429
Audit and accounting	276	252
FDIC insurance premiums	215	230
Franchise and other taxes	247	261
Foreclosure and REO expense, net	95	180
Other	1,111	929
Total non-interest expense	8,549	8,042
Income before income taxes	2,097	3,090
Federal income tax expense
Current	524	646
Deferred	72	375
Total federal income taxes	596	1,021
NET INCOME	$ 1,501	$ 2,069
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.18	$ 0.25